EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Defined Benefit Plans
Overview—SPX FLOW sponsors a number of defined benefit pension plans and a postretirement plan. In addition, SPX sponsors defined benefit pension and postretirement plans. For all of these plans, changes in the fair value of plan assets and actuarial gains and losses are recognized to earnings in the fourth quarter of each year, unless earlier remeasurement is required. The remaining components of pension and postretirement expense, primarily service and interest costs and expected return on plan assets, are recorded on a quarterly basis.
Pension and postretirement expense includes net periodic benefit expense associated with defined benefit pension and postretirement plans we sponsor, as well as an allocation of a portion of the net periodic benefit expense associated with the plans sponsored by SPX in the periods prior to the Spin-Off.
Plans Sponsored by SPX FLOW—We sponsor defined benefit pension plans that cover certain employees in foreign countries, principally in Europe, and we assumed certain domestic nonqualified pension and postretirement obligations from SPX and formed a new domestic nonqualified pension plan in connection with the Spin-Off. The formation of the new domestic nonqualified pension plan resulted in the remeasurement of such obligations as of September 26, 2015 which resulted in recognition of an actuarial loss of $7.4 during 2015, recorded as a component of “Selling, general and administrative” expense in the accompanying consolidated and combined statements of operations.
Plans Sponsored by SPX—Certain of the Company’s U.S. and U.K. salaried and hourly paid employees participate in defined benefit pension plans and certain U.S. salaried and hourly paid employees participate in other postretirement benefit plans, such as health and life insurance plans, that are sponsored by SPX. Subsequent to the Spin-Off, SPX remained the sponsor of these plans. As such, liabilities associated with these plans have not been reflected in our consolidated and combined balance sheets. Our consolidated and combined statements of operations include expense allocations related to these plans for participants who are, or were, employees of the Company, as well as an allocation of expenses for SPX corporate personnel. The amount of net periodic benefit cost allocated to the Company related to the plans sponsored by SPX was $1.2, $22.8 and $3.0 for the years ended December 31, 2015, 2014 and 2013, respectively, and is reflected within "Selling, general and administrative" expense and, to a lesser extent, "Cost of products sold," in the consolidated and combined statements of operations. See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.
Clyde Union—Upon the acquisition of Clyde Union in December 2011, we assumed participation in a multiemployer benefit plan under the terms of a collective-bargaining agreement that covers Clyde Union’s domestic union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following respects:

•	Assets contributed to the multiemployer plan by us may be used to provide benefits to employees of other participating employers;

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and

•	If we choose to stop participating in the multiemployer plan, we may be required to pay an amount based on the underfunded status of the plan, referred to as a withdrawal liability.
We participate in the following multiemployer benefit plan:

Pension Fund	EIN Pension Plan Number	Pension Protection Act Zone Status - 2015	Financial Improvement Plan/Rehabilitation Plan Status Pending	2015 Contributions	2014 Contributions	Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
IAM	51-6031295-002	Green	No	$—	$0.1	No	August 10, 2017

The contributions made by Clyde Union during 2015 and 2014 were not more than 5% of the total contributions made to the IAM National Pension Fund, National Pension Plan (‘‘IAM’’). In 2011, the IAM began applying an election for funding relief which allows the IAM to amortize the investment losses incurred for the plan year ended December 31, 2008 over a period of up to 29 years (as opposed to 15 years that would otherwise have been required). Furthermore, in accordance with the election, the current asset valuation method has been updated to recognize the investment losses incurred during the 2008 plan year over a ten-year period as opposed to the previous period of five years.
The plan year-end date for all our plans is December 31. Below is further discussion regarding our plans, including information on plan assets, employer contributions and benefit payments, obligations and funded status, and periodic pension and postretirement benefit expense.
Plan assets—Our investment strategy is based on the protection and long-term growth of principal while mitigating overall investment risk. Our foreign defined benefit pension plans’ assets, with fair values of $4.2 and $4.1 at December 31, 2015 and 2014, respectively, are invested in insurance contracts and classified as Level 3 assets in the fair value hierarchy. During 2015 and 2014, there were no transfers between levels of the fair value hierarchy for any of our plans, and no shares of SPX FLOW or SPX common stock were held by our defined benefit pension plans as of December 31, 2015 and 2014. Our domestic nonqualified pension and postretirement benefit plans are unfunded and have no plan assets.
Employer Contributions—Many of our foreign plan obligations are unfunded in accordance with local laws. These plans have no assets and instead are funded by us on a pay as you go basis in the form of direct benefit payments. In 2015, we made contributions of $0.2 to our foreign plans that are funded. In addition, we made direct benefit payments of $2.3 related to our foreign plans that are unfunded. Our domestic nonqualified pension and postretirement plans are funded by us on a pay as you go basis. There were no direct benefit payments related to these plans in 2015.
In 2016, we expect to make minimum required funding contributions of $0.2 and direct benefit payments of $2.2 to our foreign pension plans and direct benefit payments of $66.0 related to our domestic nonqualified pension and postretirement benefit plans. The direct benefit payments to our domestic nonqualified pension and postretirement benefit plans consist primarily of expected pension payments to certain former officers of the Company.
Estimated Future Benefit Payments—Following is a summary, as of December 31, 2015, of the estimated future benefit payments for our foreign and domestic pension plans and our domestic postretirement plan in each of the next five fiscal years and in the aggregate for five fiscal years thereafter. Benefit payments are paid from plan assets or directly by us for our unfunded plans.

	Foreign Pension Benefits	Domestic Pension Benefits	Domestic Postretirement Benefits
2016	$2.2	$65.9	$0.1
2017	2.6	—	0.1
2018	2.7	—	0.1
2019	2.6	—	0.1
2020	2.8	6.5	0.1
Subsequent five years	12.6	—	0.6

The expected future benefit payments for our plans are estimated based on the same assumptions used at December 31, 2015 to measure our obligations and include benefits attributable to estimated future employee service, to the extent applicable.
Obligations and Funded Status—The funded status of our pension plans is dependent upon many factors, including returns on invested assets and the level of market interest rates. The following tables show the foreign pension plans’ funded status and amounts recognized in our consolidated and combined balance sheets:

	Foreign Pension Plans
	2015	2014
Change in projected benefit obligation:
Projected benefit obligation - beginning of year	$59.4	$59.3
Service cost	1.2	1.2
Interest cost	1.3	1.7
Actuarial (gains) losses	(1.8)	6.7
Plan amendment	—	(0.2)
Benefits paid	(2.4)	(2.9)
Foreign exchange and other	(6.1)	(6.4)
Projected benefit obligation - end of year	$51.6	$59.4

	Foreign Pension Plans
	2015	2014
Change in plan assets:
Fair value of plan assets - beginning of year	$4.1	$4.2
Actual return on plan assets	0.3	0.2
Contributions (employer and employee)	0.2	0.3
Benefits paid	(0.1)	(0.1)
Foreign exchange and other	(0.3)	(0.5)
Fair value of plan assets - end of year	$4.2	$4.1
Funded status at year-end	(47.4)	(55.3)
Amounts recognized in the consolidated and combined balance sheets consist of:
Accrued expenses	(2.0)	(2.1)
Other long-term liabilities	(45.4)	(53.2)
Net amount recognized	$(47.4)	$(55.3)
Amount recognized in accumulated other comprehensive loss (pre-tax) consists of net prior service credits	$—	$(0.1)

The funded status of the domestic nonqualified pension obligations we assumed from SPX in connection with the Spin-Off was ($73.9) as of December 31, 2015, with $64.9 and $9.0 of liabilities associated with this nonqualified, unfunded pension plan reflected within “Accrued expenses” and “Other long-term liabilities”, respectively, in the accompanying consolidated balance sheet as of December 31, 2015. The obligations of this plan totaled $72.2 as of September 26, 2015, and increased by $0.8, $0.5 and $0.9 due to service cost, interest cost, and actuarial losses recognized, respectively, during the fourth quarter of 2015, partially offset by recognition of a curtailment gain of $0.5 related to the termination of a former participant in this plan during the fourth quarter of 2015.
The funded status and accumulated benefit obligation of our domestic postretirement benefit plans were ($3.2) and ($5.8) at December 31, 2015 and 2014, respectively, with $0.1 and $0.4 recognized in "Accrued expenses," respectively, and $3.1 and $5.4 recognized in "Other long-term liabilities," respectively, in the accompanying consolidated and combined balance sheets at those dates.
The accumulated benefit obligation for each foreign pension plan exceeded the fair value of its plan assets at December 31, 2015 and 2014. The accumulated benefit obligation for all foreign pension plans was $48.3 and $56.2 at December 31, 2015 and 2014, respectively. The accumulated benefit obligation for the domestic nonqualified pension plan was $72.5 at December 31, 2015.
Components of Net Periodic Pension and Postretirement Benefit Expense—Net periodic pension benefit expense for our foreign pension plans included the following components:

	Year ended December 31,
	2015	2014	2013
Service cost	$1.2	$1.2	$1.1
Interest cost	1.3	1.7	1.8
Expected return on plan assets	(0.1)	(0.2)	(0.1)
Amortization of unrecognized prior service costs (credits)	(0.1)	0.1	—
Recognized net actuarial (gains) losses(1)	(2.0)	6.7	2.4
Total net periodic pension benefit expense	$0.3	$9.5	$5.2

(1) Consists of reported actuarial (gains) losses and the difference between actual and expected returns on plan assets.

The net periodic pension benefit expense for the domestic nonqualified pension plan we assumed in connection with the Spin-Off was $9.1 for 2015, comprised of service cost of $0.8, interest cost of $0.5, and recognized net actuarial losses of $8.3, partially offset by recognition of a curtailment gain of $0.5 related to the termination of a former participant of this plan during the fourth quarter of 2015. Net periodic postretirement benefit (income) expense for our domestic postretirement plans was $0.2, ($0.1) and ($0.1) for the years ended December 31, 2015, 2014 and 2013, respectively.
Assumptions—Actuarial assumptions used in accounting for our foreign pension plans and, for the domestic nonqualified pension plan we assumed from SPX for the period since the Spin-Off, were as follows:

	Year ended December 31,
	Foreign Pension Plans			Domestic Pension Plan
	2015	2014	2013	2015
Weighted-average actuarial assumptions used in determining net periodic pension expense:
Discount rate	2.20%	3.16%	3.38%	2.86%
Rate of increase in compensation levels	2.88%	2.87%	2.73%	3.75%
Expected long-term rate of return on assets	2.29%	2.88%	2.97%	N/A
Weighted-average actuarial assumptions used in determining year-end benefit obligations:
Discount rate	2.09%	2.20%	3.16%	3.01%
Rate of increase in compensation levels	2.85%	2.88%	2.87%	2.50%

We review pension assumptions annually. Pension income or expense for the year is determined using assumptions as of the beginning of the year (except for the effects of recognizing changes in the fair value of plan assets and actuarial gains and losses in the fourth quarter of each year), while the funded status is determined using assumptions as of the end of the year. We determined assumptions and established them at the respective balance sheet date using the following principles: (i) the expected long-term rate of return on plan assets is established based on forward looking long-term expectations of asset returns over the expected period to fund participant benefits based on the target investment mix of our plans; (ii) the discount rate is determined by matching the expected projected benefit obligation cash flows for each of the plans to a yield curve that is representative of long-term, high-quality (rated AA or higher) fixed income debt instruments as of the measurement date; and (iii) the rate of increase in compensation levels is established based on our expectations of current and foreseeable future increases in compensation. In addition, we consider advice from independent actuaries.
Actuarial assumptions used in accounting for our domestic postretirement plans were as follows:

	Year ended December 31,
	2015	2014	2013
Assumed health care cost trend rates:
Health care cost trend rate for next year	6.60%	6.50%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2019	2017
Discount rate used in determining net periodic postretirement benefit expense	3.53%	3.78%	3.02%
Discount rate used in determining year-end postretirement benefit obligation	4.66%	3.87%	3.78%

The accumulated postretirement benefit obligation was determined using the terms and conditions of our plans, together with relevant actuarial assumptions and health care cost trend rates. It is our policy to review the postretirement assumptions annually. The assumptions are determined by us and are established based on our prior experience and our expectations that future rates will decline. In addition, we consider advice from independent actuaries.
Defined Contribution Retirement Plan
In connection with the Spin-Off, we established a defined contribution retirement plan (the ‘‘DC Plan’’) pursuant to Section 401(k) of the U.S. Internal Revenue Code to which eligible U.S. employees of the Company may voluntarily contribute. Under the DC Plan, such employees may contribute up to 50% of their compensation into the DC Plan and the Company matches a portion of participating employees’ contributions. The Company’s matching contributions are primarily made in newly issued shares of SPX FLOW common stock and are issued at the prevailing market price. The matching contributions vest with the employee immediately upon the date of the match and there are no restrictions on the resale of SPX FLOW common stock held by employees. Amounts contributed under the DC Plan for the period subsequent to the Spin-Off were $1.7.
Prior to the Spin-Off, eligible employees could participate in SPX's defined contribution retirement plan pursuant to the above guidelines. The amount of cost directly charged to the Company related to matching contributions under the DC Plan was $4.7, $5.9 and $6.0 for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the Company was allocated $1.1, $1.2 and $0.9 of cost for matching contributions for SPX corporate personnel for the years ended December 31, 2015, 2014 and 2013, respectively.